SUPPLEMENT TO THE
FIDELITY ADVISOR FOCUS FUNDSSM
CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS
SEPTEMBER 29, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 47 HAS BEEN REMOVED.

LEONARD M. RUSH (53), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 47.

NED C. LAUTENBACH (55), Member of the Advisory Board (1999), has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Mr. Lautenbach was Senior Vice President of IBM Corporation from 1992 until his retirement in July 1998. From 1993 to 1995 he was Chairman of IBM World Trade Corporation. He also was a member of IBM's Corporate Executive Committee from 1994 to July 1998. He is a Director of PPG Industries Inc. (glass, coating and chemical manufacturer), Dynatech Corporation (global communications equipment), Eaton Corporation (global manufacturer of highly engineered products) and ChoicePoint Inc. (data identification, retrieval, storage, and analysis).

THE FOLLOWING INFORMATION REPLACES THE COMPENSATION TABLE FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 47.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended July 31, 1999, or calendar year ended December 31, 1998, as applicable.

COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Edward C. Johnson 3d**  Abigail P. Johnson **  J. Gary  Burkhead**  Ralph  F. Cox
FUND

Consumer Industries B          $ 0                     $ 0                    $ 0                  $ 11

Cyclical IndustriesB           $ 0                     $ 0                    $ 0                  $ 2

Financial ServicesB            $ 0                     $ 0                    $ 0                  $ 76

Health CareB                   $ 0                     $ 0                    $ 0                  $ 123

Natural ResourcesB             $ 0                     $ 0                    $ 0                  $ 109

TechnologyB                    $ 0                     $ 0                    $ 0                  $ 106

Utilities GrowthB              $ 0                     $ 0                    $ 0                  $ 22

TOTAL COMPENSATION FROM THE    $ 0                     $ 0                     $ 0                 $223,500
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION
FROM A                       Phyllis Burke Davis  Robert  M. Gates  E. Bradley Jones  Donald J. Kirk  Ned C. Lautenbach***
FUND

Consumer Industries B        $ 10                 $ 11              $ 10              $ 11            $ 0

Cyclical IndustriesB         $ 2                  $ 2               $ 2               $ 2             $ 0

Financial ServicesB          $ 72                 $ 76              $ 75              $ 76            $ 0

Health CareB                 $ 117                $ 123             $ 122             $ 123           $ 0

Natural ResourcesB           $ 104                $ 108             $ 108             $ 110           $ 0

TechnologyB                  $ 99                 $ 105             $ 105             $ 106           $ 0

Utilities GrowthB            $ 21                 $ 22              $ 22              $ 22            $ 0

TOTAL COMPENSATION FROM THE  $220,500             $223,500          $222,000          $226,500        $ 0
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION
FROM A                      Peter S. Lynch **  William O. McCoy  Gerald C. Mc- Donough  Marvin L. Mann  Robert C. Pozen **
FUND

Consumer Industries B       $ 0                $ 11              $ 13                   $ 11            $ 0

Cyclical IndustriesB        $ 0                $ 2               $ 2                    $ 2             $ 0

Financial ServicesB         $ 0                $ 76              $ 93                   $ 76            $ 0

Health CareB                $ 0                $ 123             $ 150                  $ 123           $ 0

Natural ResourcesB          $ 0                $ 108             $ 133                  $ 108           $ 0

TechnologyB                 $ 0                $ 105             $ 129                  $ 105           $ 0

Utilities GrowthB           $ 0                $ 22              $ 27                   $ 22            $ 0

TOTAL COMPENSATION FROM
THE                         $ 0                $223,500          $273,500               $220,500        $ 0
FUND COMPLEX*,A



COMPENSATION TABLE

AGGREGATE COMPENSATION FROM A  Thomas R. Williams
FUND

Consumer Industries B          $ 10

Cyclical IndustriesB           $ 2

Financial ServicesB            $ 74

Health CareB                   $ 119

Natural ResourcesB             $ 106

TechnologyB                    $ 102

Utilities GrowthB              $ 22

TOTAL COMPENSATION FROM THE    $223,500
FUND COMPLEX*,A


* Information is for the calendar year ended December 31, 1998 for 237 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** Effective October 14, 1999, Mr. Lautenbach serves as a Member of the Advisory Board.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1998, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $55,039; Marvin L. Mann, $55,039; Thomas R. Williams, $63,433; and William O. McCoy, $55,039.

B Compensation figures include cash.

THE FOLLOWING INFORMATION REPLACES THE "GROUP FEE RATE" AND "EFFECTIVE ANNUAL FEE RATE" SCHEDULES FOUND ON PAGE 52.
GROUP FEE RATE SCHEDULE  EFFECTIVE ANNUAL FEE RATES


GROUP FEE RATE SCHEDULE                 EFFECTIVE ANNUAL FEE RATES

Average Group Assets  Annualized  Rate  Group Net Assets  Effective Annual Fee Rate

 0 - $3 billion       .5200%            $ 1 billion       .5200%

 3 - 6                .4900              50               .3823

 6 - 9                .4600              100              .3512

 9 - 12               .4300              150              .3371

 12 - 15              .4000              200              .3284

 15 - 18              .3850              250              .3219

 18 - 21              .3700              300              .3163

 21 - 24              .3600              350              .3113

 24 - 30              .3500              400              .3067

 30 - 36              .3450              450              .3024

 36 - 42              .3400              500              .2982

 42 - 48              .3350              550              .2942

 48 - 66              .3250              600              .2904

 66 - 84              .3200              650              .2870

 84 - 102             .3150              700              .2838

 102 - 138            .3100              750              .2809

 138 - 174            .3050              800              .2782

 174 - 210            .3000              850              .2756

 210 - 246            .2950              900              .2732

 246 - 282            .2900              950              .2710

 282 - 318            .2850              1,000            .2689

 318 - 354            .2800              1,050            .2669

 354 - 390            .2750              1,100            .2649

 390 - 426            .2700              1,150            .2631

 426 - 462            .2650              1,200            .2614

 462 - 498            .2600              1,250            .2597

 498 - 534            .2550              1,300            .2581

 534 - 587            .2500              1,350            .2566

 587 - 646            .2463              1,400            .2551

 646 - 711            .2426

 711 - 782            .2389

 782 - 860            .2352

 860 - 946            .2315

 946 - 1,041          .2278

 1,041 - 1,145        .2241

 1,145 - 1,260        .2204

over - 1,260          .2167
